SHAREHOLDERS' EQUITY (Details) - USD ($)		3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 26, 2024	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2022	Feb. 14, 2022
Authorized Shares [Roll forward]
Balance at beginning of period (in shares)				360,000,000
Balance at end of period (in shares)		360,000,000	360,000,000	360,000,000
Issued and Outstanding Shares [Roll forward]
Balance at beginning of period, issued (in shares)				208,796,444
Balance at beginning of period, outstanding (in shares)				208,796,444
Balance at end of period, issued (in shares)		208,796,444	208,796,444	208,796,444
Balance at end of period, outstanding (in shares)		208,796,444	208,796,444	208,796,444
Common Stock [Abstract]
Share based compensation				$ 1,108,000	$ 1,147,000
Dividends [Abstract]
Dividend paid		$ 25,100,000		$ 50,100,000
Dividend declared (in dollars per share)		$ 0.12		$ 0.24
Dividends paid			$ 12,500,000	$ 37,600,000
Stock Option [Member]
Common Stock [Abstract]
Stock option grants (in shares)						3,990,000
Share based compensation						$ 1,100,000
60 Million 2022 ATM Offering [Member]
Common Stock [Abstract]
Proceeds at-the-market offering of common stock				0
Remaining available proceeds from offering				$ 26,400,000
60 Million 2022 ATM Offering [Member] | Subsequent Event [Member]
Common Stock [Abstract]
Share price (in dollars per share)	$ 3.62
Remaining balance available, fully utilizing the new shares issued (in shares)	7,304,736
60 Million 2022 ATM Offering [Member] | Maximum [Member]
Common Stock [Abstract]
At-the-market offering of common Stock							$ 60,000,000
Common Stock [Member]
Authorized Shares [Roll forward]
Balance at beginning of period (in shares)				360,000,000
Balance at end of period (in shares)		360,000,000	360,000,000	360,000,000
Issued and Outstanding Shares [Roll forward]
Balance at beginning of period, issued (in shares)				208,796,444
Balance at beginning of period, outstanding (in shares)				208,796,444
Balance at end of period, issued (in shares)		208,796,444	208,796,444	208,796,444
Balance at end of period, outstanding (in shares)		208,796,444	208,796,444	208,796,444
Common Stock [Roll forward]
Balance at beginning of period				$ 2,087,000
Balance at end of period		$ 2,087,000	$ 2,087,000	2,087,000
Common Stock [Abstract]
Share based compensation				$ 0	$ 0
Common Stock [Member] | 60 Million 2022 ATM Offering [Member]
Issued and Outstanding Shares [Roll forward]
At-the-Market Offering (in shares)				0
Common Stock [Roll forward]
At-the-Market Offering				$ 0
Common Stock [Abstract]
At-the-market offering of common Stock		$ 60,000,000		$ 60,000,000